091-06527 8u

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 29 2009
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

10045139

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See attached.
3. Class of New Derivative Securities Product:
   See attached.
4. Name of Underlying Instrument:
   See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Tami Schademann

Title: SVP, Chief Regulatory Officer

Telephone Number: (913) 815-7113

Manual Signature of Official Responsible for Form: Tamara Schademann

Date: September 28, 2009

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 29 2009

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EXCHANGE, INC.
PURSUANT TO UNLISTED TRADING PRIVILEGES COMMENCING ON SEPTEMBER 24, 2009

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
CRBQ	Trust	Commodity-based trust shares	Thomson Reuters/Jefferies-In-The-Ground CRB Global Commodity Index	Various world markets	Broad
EFN	Trust	Investment company units	Dow Jones Emerging Markets Financial Titans Index	Various world markets	Broad
INR	Corporation	Exchange traded notes; index-linked securities	S&P Indian Rupee Total Return Index	Over the counter currency market	Narrow
MCRO	Trust	Investment company units	IQ Hedge Macro Index	Various US markets	Broad
PSK	Trust	Investment company units	Wells Fargo Hybrid and Preferred Securities Aggregate Index	Various world markets	Broad

BATS
Making Markets Better®

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 29 2009
DIVISION OF TRADING & MARKETS

September 28, 2009

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding five (5) derivative securities products that commenced trading on BATS Exchange on September 24, 2009. Please contact me or Anders Franzon (913.815.7154) if you have any questions in connection with this matter.

Sincerely,

Tamara Schademann

Tamara Schademann
SVP, Chief Regulatory Officer
913.815.7113

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	SEP 29 2009